Information on market risk and fair value of financial assets and liabilities (telecom activities) - Fair value of derivatives, net (Details) - Telecom activities, operating segment [member] - Derivatives [member] - Operating segments [member] - EUR (€)
€ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Derivatives, net amount, fair value	€ (510)	€ 138
Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives, net amount, fair value	€ (510)	€ 138